PROVISIONS	12 Months Ended
Dec. 31, 2025
PROVISIONS
PROVISIONS

NOTE 20 – PROVISIONS

Telecom evaluates and reviews each contingency applying the criteria indicated in Note 3.q) and 3.u.5).

The evolution of provisions as of December 31, 2025 and 2024 is as follows:

	Legal claims and contingent liabilities		Asset retirement obligation		Total provisions
	12.31.25	12.31.24	12.31.25	12.31.24	12.31.25	12.31.24
At the beginning of the year	5,109	15,298	—	—	5,109	15,298
Principal – Other operating costs, net	34,577	5,164	—	—	34,577	5,164
Increase – Other financial interest, net	22,060	—	(1,369)	—	20,691	—
Acquisitions through business combination (1)	15,176	—	5,429	—	20,605	—
Payments	(80,337)	(39,455)	(1,713)	—	(82,050)	(39,455)
Reclassifications	136,350	27,212	9,907	—	146,257	27,212
RECPAM and currency translation adjustments	(9,948)	(3,110)	(1,458)	—	(11,406)	(3,110)
Total current provisions	122,987	5,109	10,796	—	133,783	5,109
At the beginning of the year	30,005	36,688	39,519	38,127	69,524	74,815
Principal – Other operating costs, net	34,859	18,533	—	—	34,859	18,533
Principal – Right of use assets	—	—	16,161	28,370	16,161	28,370
Increase – Other financial interest, net	88,765	19,849	(14,424)	—	74,341	19,849
Acquisitions through business combination (1)	399,968	5,174	89,174	—	489,142	5,174
Payments	(451)	(4,394)	—	—	(451)	(4,394)
Reclassifications	(136,350)	(27,212)	(9,907)	—	(146,257)	(27,212)
RECPAM and currency translation adjustments	(83,074)	(18,633)	(24,943)	(26,978)	(108,017)	(45,611)
Total non‑current provisions	333,722	30,005	95,580	39,519	429,302	69,524
Total provisions	456,709	35,114	106,376	39,519	563,085	74,633
(1)	Corresponds to the acquisition of TMA (see Note 29).

Below is a summary of the most significant claims and legal actions for which Telecom, based on the advice of its legal counsel and the judicial background for each claim, has considers probable and/or possible based on IAS 37.

1.    Probable Contingent liabilities

Telecom Argentina and TMA

a)   Profit sharing bonds (PSB)

Telecom Argentina and TMA are subject to various legal actions brought primarily by former employees against the Argentine National Government and Telecom Argentina, seeking a declaration of unconstitutionality of Decree No. 395/92, which expressly exempted TASA and Telecom Argentina from issuing the profit-sharing bonds provided for under Law No. 23,696. The plaintiffs also claim compensation for damages allegedly suffered due to the non-issuance of such bonds.

In August 2008, the Supreme Court of Justice of the Nation not only found Decree No. 395/92 unconstitutional when resolving a similar case against Telefónica but also ordered that the proceedings be remanded to the court of origin so that such court shall decide which defendant must pay —the licensee and/or the Argentine government— and set the parameters that are to be taken into account in order to quantify the remedies requested (percent of profit sharing, statute of limitations criteria, distribution method between the program beneficiaries, among others). There are no uniform criteria among the Courts in relation to each of these concepts.

Following the Supreme Court of Justice’s decision, several Courts of Appeals have ruled that Decree No. 395/92 is unconstitutional. As a result, in the opinion of Telecom Argentina’s counsel, there is an increased probability that Telecom Argentina will have to face certain contingencies, notwithstanding the reimbursement right to which Telecom Argentina would be entitled against the National Government.

On June 9, 2015, in re “Ramollino Silvana c/Telecom Argentina S.A.”, the Supreme Court of Justice of the Nation ruled that the profit-sharing bonds do not apply to employees who joined Telecom Argentina after November 8, 1990 and who were not members of the PPP.

Regarding the TMA situation, as of the date hereof, certain issues remain unresolved, with inconsistent rulings at the first- and second-instance levels, including: (i) the applicable profit-sharing percentage, (ii) whether profits should be calculated on a pre-tax or after-tax basis, (iii) the periods during which entitlement to PSBs is effective, (iv) the parties eligible to assert claims, and (v) the impact of TASA’s Class C share repurchase in 1998 on the PSBs. Management takes into account significant judicial decisions in preparing its estimates.

This judicial precedent is consistent with the criterion followed by Telecom Argentina and TMA for estimating provisions for these claims, based on the advice of its legal counsel, which considered remote the chances of paying compensation to employees who were not included in the PPP.

Statute of limitations criteria applied to claims: Supreme Court of Justice of the Nation ruling “Dominguez v. Telefónica de Argentina S.A.”

In December 2013, the Supreme Court of Justice of the Nation rendered a decision on a case similar to the above-referred legal actions, “Domínguez v. Telefónica de Argentina S.A.” In said case, the Supreme Court of Justice of the Nation overturned a lower court ruling which had barred the claim as having exceeded the applicable statute of limitations because ten years had passed since the issuance of Decree No. 395/92.

On December 30, 2021, the Court of Appeals on Federal Civil and Commercial Matters issued a decision in plenary session, whereby it acknowledged, interpreting the doctrine developed by the Supreme Court of Justice of the Nation in its ruling, that the statute of limitations must be applied periodically –as from the date of each balance sheet- but limited to five years, applying the specific regulations on the statute of limitations for periodical liabilities.

Criteria for determining the relevant profit to calculate compensation: ruling of the Court of Appeals on Federal Civil and Commercial Matters in Plenary Session “Parota, César c/ Estado Nacional y Telefónica de Argentina S.A.”

On February 27, 2014, the Court of Appeals on Federal Civil and Commercial Matters issued its decision in plenary session in the case “Parota, César c/ Estado Nacional y Telefónica de Argentina S.A.”, as a result of a claim filed against TASA. In its ruling, the Court held “that the amount of profit-sharing bonds corresponding to former employees of TASA should be calculated based on the taxable income on which the income tax liability is to be assessed”.

Federación Argentina de las Telecomunicaciones and Other v. Telecom Argentina S.A. on profit-sharing

In June 2013, Telecom Argentina was served notice of this claim. The lawsuit was filed by four unions claiming the issuance of profit-sharing bonds (hereinafter “the bonds”) for future periods and for periods for which the statute of limitations is not expired. To enforce this claim, the plaintiffs have requested that the court declare that Decree No. 395/92 is unconstitutional.

This collective lawsuit is for an unspecified amount. The plaintiffs presented the criteria that should be applied for the determination of the percentage of participation in the Telecom Argentina’s profit. The lawsuit requiring the issuance of a profit-sharing bond represents an obligation with potential future economic impact for Telecom Argentina.

Telecom Argentina filed its response to the claim, arguing that labor courts lack jurisdiction over the matter. In December 2017, the Court of First Instance dismissed the claim on the grounds that the claimant lacks standing because the claim is individual and not collective. The claimant filed an appeal, which is pending before Chamber VII of the Court of Appeals.

In June 2019, the Court of Appeals revoked the decision rendered by the Court of First Instance, returned the file, and ordered discovery proceedings.

Telecom Argentina, based on the advice of its legal counsel, believes that there are strong arguments to defend its position in this claim, based, among other things, on the application of the statutes of limitations to the claim relating to the unconstitutionality of Decree No. 395/92, the lack of active legal standing for a collective claim relating to the issuance of bonds —due to the existence of individual claims— in addition to arguments based on plaintiff’s lack of active legal standing.

Telecom Argentina

a)   Sanctions Imposed by the Regulator

Telecom Argentina is subject to various sanction procedures, in most cases promoted by the Regulatory Authority, for delays in repairs and service installations to fixed-line customers.

b)   “Asociación por la Defensa de Usuarios y Consumidores vs. Telecom Personal S.A.” claim

In 2008, the “Asociación por la Defensa de Usuarios y Consumidores” sued Telecom Personal S.A., seeking damages for an unspecified amount, in connection with the billing of calls to the automatic answering machine and the collection system called “send to end”, in collective representation of an undetermined number of Telecom Personal S.A. customers. The court has to render judgment on this claim.

In 2015, Telecom Argentina learned of an adverse court ruling in a similar lawsuit, promoted by the same consumer’s association against another mobile operator.

On November 9, 2023, there was a first instance ruling where Telecom Argentina was partially condemned to recognize credits in favor of a group of customer to be determined, but only for a limited period of time, between the years 2004 and 2005. The ruling was appealed.

On December 26, 2024, the Commercial Court of Appeals issued a ruling, which upheld the first-instance judgment in the main aspects and modified some aspects regarding the extent of the sentence, with some aspects in favor and others against.

In the period subsequent to the reporting date, on March 3, 2026, the Commercial Court issued a new ruling related to the enforcement of the judgment, upholding certain aspects favorable to Telecom Argentina´s defense and others unfavorable. Consequently, Management, with the assistance of its legal advisors, will proceed to file a Federal Extraordinary Appeal.

Telecom Argentina, with the assistance of its legal advisors, while considering that it has solid arguments for its defense, given the procedural status and the evidence produced, has classified this contingency as probable and, consequently, has recorded a provision that it estimates to be sufficient.

c)   Claim “Unión de Usuarios y Consumidores and Other v. Telecom Argentina S.A.”

On September 3, 2019, Telecom Argentina was served notice of a class action brought by “Unión de Usuarios y Consumidores” and “Consumidores Libres Cooperativa Ltda. de Provisión de Servicios de Acción Comunitaria”, pending before the Commercial Court of First Instance No. 9, Clerk’s Office No. 17, for an unspecified amount.

Claimants seek to obtain an order against Telecom Argentina for the reimbursement of the price increases collected from its subscribers in September and October 2018 and in January 2019 and of any price increase that may be collected for the duration of the proceedings (for timely provided services under the brands Cablevisión and Fibertel), plus interest accrued until the effective reimbursement date. Claimants allege that the defendant infringed certain provisions set forth under the General Rules Governing ICT Services Customers and Law No. 24,240 related to the terms and form of notice to subscribers of changes in the prices of such services.

On April 22, 2025, the Commercial Court of First Instance No. 9 issued a ruling partially upholding the claim, ordering Telecom Argentina to reimburse its subscribers for the increases included in invoices due in September 2018 corresponding to certain Cablevisión products. The ruling, in turn, rejected the request for nullity of the contractual clauses that provide for a 30-day notice period for tariff modifications.

TMA

Regarding the probable contingencies recognized by the TMA acquisition, the details of these are included in Note 29.

2.     Possible Contingencies

In addition to the possible contingencies related to regulatory matters described in Note 2.d). ii). 2), the following is a summary of the most significant claims and legal actions for which the Management did not set up any provision, although the final outcome of these lawsuits cannot be assured.

Telecom Argentina

a)    “Consumidores Financieros Asociación Civil para su Defensa” claim

In November 2011, Telecom Personal S.A. was notified of a lawsuit filed by the “Consumidores Financieros Asociación Civil para su Defensa” claiming that Telecom Personal S.A.made allegedly abusive charges to its customers by implementing per-minute billing and setting an expiration period for prepaid credit.

Telecom Personal S.A. rejected the claim, with emphasis on the regulatory framework that explicitly endorses its practices, now challenged by the plaintiff in disregard of such regulations.

The proceeding is now in the discovery stage. However, the judge has ordered the accumulation of this claim with two other similar claims against TMA and América Móvil S.A..Therefore, the three legal actions will continue within the Federal Civil and Commercial Court No. 9.

The plaintiffs are seeking damages for an unspecified amount. While Telecom Argentina believes there are strong defenses that should result in a dismissal of the claim, in the absence of judicial precedents on the matter, Management (with the advice of its legal counsel) has classified the claim as possible until a judgment is rendered.

b)    Proceedings related to value added services - Mobile contents

In October 2015, Telecom Personal S.A. was notified of a claim brought by the consumer association “Cruzada Cívica para la defensa de los consumidores y usuarios de Servicios públicos”.

The plaintiff’s claim relates to the manner in which content and trivia games are contracted, requesting the application of punitive damages to Telecom Personal S.A.

As of the date of these consolidated financial statements, this claim for an unspecified amount is in its preliminary stages because notice of the claim has not been served on all interested parties.

Based on the advice of its legal counsel, Management believes to have strong arguments for its defense. However, given the absence of any case law, the final outcome of these claims cannot be assured.

c)     Claims filed by unions in connection with union contributions

The unions FOEESITRA, SITRATEL, SILUJANTEL, SOEESIT, FOETRA, SUTTACH, and the Union of Telephone Workers and Employees of Tucumán brought seven legal actions against Telecom Argentina claiming unpaid union contributions set forth in their respective collective bargaining agreements, corresponding to employees of third-party companies that provide services to Telecom Argentina, for a 5-year term for which the statute of limitations has not expired, plus damages caused by the failure to pay said contributions. The items claimed are “Fondo Especial” (special fund) and “Contribución Solidaria” (solidarity contribution).

The above-mentioned unions argue that Telecom Argentina is jointly and severally liable for the payment of the above-mentioned contributions. Telecom Argentina answered all the claims.

In the action brought by FOEESITRA, the judge of first instance rejected the summons to third parties made by Telecom Argentina. This decision was confirmed by the Labor Court and the case is being appealed with a request for opening of evidence.

In the action brought by FOETRA, the Court of Appeals revoked the decision rendered by the court of first instance that had declared the incompetence. The judge of first instance must render a decision on the exceptions filed by Telecom Argentina.

In the action brought by SITRATEL, the judge of first instance declared himself competent to intervene and rejected the summons of third parties made by Telecom Argentina. This decision was appealed and recently confirmed by the IX Chamber. This last decision of the court is not final.

In the action brought by the Union of Telephone Workers and Employees of Tucumán, the judge of first instance rejected the summons of third parties requested and the claim of lack of jurisdiction. The decision was confirmed by the Labor Chamber and the case was opened to the evidentiary stage.

The other claims have been suspended at the request of the parties.

The unions are seeking damages for an unspecified amount.

Even though Management believes that there are sound grounds for the favorable resolution of these claims, given the lack of judicial precedents, the final outcome of these claims cannot be assured.

d)    Asociación por la Defensa de Usuarios y Consumidores v. Cablevisión on expedited summary proceeding

In November 2018, Telecom Argentina was served notice of a claim brought by Asociación por la Defensa de Usuarios y Consumidores. The Claimant requested that the defendant: 1) cease its practice of preventing customers from terminating Internet and cable television services when customers request such termination; 2) reimburse to each user the amounts collected for the period of five years and until the date on which the defendant ceases the above-mentioned practice; and 3) pay punitive damages for each of the affected customers.

In December 2018, Telecom Argentina filed a response, alleging the application of statutes of limitation (two-year term) as well as the lack of standing of the Association to file the lawsuit. It requested that the claim be rejected in its entirety, and that the legal costs be borne by the plaintiff. The proceeding is now in the discovery stage.

The plaintiffs are seeking damages for an unspecified amount.

Based on the advice of its legal counsel, Management believes to have strong arguments for its defense. However, the final outcome of this claim cannot be assured.

TMA

Regarding the possible contingencies recognized by the TMA acquisition, the details of these are included in Note 29.